UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Tax-Free Bond Fund

October 31, 2008

1.809079.104

SFB-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.3%
	Principal Amount	Value
Alabama - 0.5%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/43 (Pre-Refunded to 1/1/13 @ 100) (e)	$ 1,920,000	$ 2,050,310
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (MBIA Insured)	800,000	795,712
5% 10/1/22 (MBIA Insured)	1,000,000	977,420
Pell City Spl. Care Facilities Rev. (Noland Health Services, Inc. Proj.) Series A, 5% 12/1/13	1,000,000	922,600
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	958,670
		5,704,712
Arizona - 3.2%
Arizona Ctfs. of Prtn. Series 2002 B, 5.5% 9/1/10 (FSA Insured)	2,200,000	2,288,770
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	891,400
Series 2007 B, 3.411% 1/1/37 (d)	1,000,000	443,680
Series 2008 A, 5% 1/1/14	1,220,000	1,212,265
Series 2008 D, 5.5% 1/1/38	3,400,000	2,859,366
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22 (AMBAC Insured)	1,000,000	1,002,410
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2005, 5% 12/1/35	750,000	509,670
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 7% 7/1/33	2,000,000	2,055,280
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,047,260
Marana Muni. Property Corp. Facilities Rev. Series A, 5% 7/1/20	1,520,000	1,473,746
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) Series 2005, 5% 4/1/12 (Escrowed to Maturity) (e)	1,000,000	1,060,270
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.):
Series 2007 A, 5% 7/1/16	1,000,000	950,610
Series A:
5% 7/1/17	1,755,000	1,632,150
5% 7/1/18	1,695,000	1,547,688
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	954,547
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (FGIC Insured) (a)	5,000,000	3,388,750
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (FGIC Insured)	$ 1,000,000	$ 1,010,130
Series 2005, 5% 7/1/29	4,250,000	4,034,525
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,236,931
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series A, 5% 7/1/18 (FGIC Insured)	1,000,000	957,860
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series A, 5% 1/1/24	1,000,000	998,880
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	1,830,575
5.5% 12/1/29	2,100,000	1,478,400
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	931,790
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (FGIC Insured)	1,000,000	1,051,670
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,211,459
		38,060,082
Arkansas - 0.1%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12 (Escrowed to Maturity) (e)	1,415,000	1,249,176
California - 12.4%
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (FGIC Insured)	2,155,000	1,044,098
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.5% 5/1/15 (AMBAC Insured)	600,000	629,856
6% 5/1/14 (MBIA Insured)	1,500,000	1,611,375
California Econ. Recovery Series 2004 A:
5.25% 7/1/13	1,000,000	1,067,000
5.25% 7/1/13 (MBIA Insured)	1,400,000	1,493,800
5.25% 7/1/14	525,000	561,456
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,336
5% 2/1/11	240,000	247,990
5% 12/1/11 (MBIA Insured)	550,000	573,331
5% 9/1/12	1,000,000	1,041,900
5% 10/1/12	4,400,000	4,586,560
5% 8/1/20	5,320,000	5,245,307
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 11/1/21	$ 2,430,000	$ 2,373,308
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,066,626
5% 12/1/22	7,000,000	6,786,500
5% 11/1/24	3,000,000	2,839,920
5% 3/1/26	1,000,000	932,260
5% 6/1/26	1,085,000	1,011,068
5% 6/1/27 (AMBAC Insured)	500,000	463,225
5% 9/1/27	1,200,000	1,111,188
5% 2/1/31 (MBIA Insured)	500,000	450,680
5% 3/1/31	1,700,000	1,532,108
5% 9/1/31	1,200,000	1,080,540
5% 12/1/31 (MBIA Insured)	600,000	541,422
5% 9/1/32	1,400,000	1,251,250
5% 8/1/33	1,100,000	977,339
5% 9/1/33	3,000,000	2,665,110
5% 8/1/35	2,100,000	1,843,485
5% 9/1/35	1,700,000	1,492,158
5.125% 11/1/24	400,000	387,068
5.25% 2/1/16	500,000	516,455
5.25% 2/1/27 (MBIA Insured)	400,000	385,864
5.25% 2/1/28	500,000	480,070
5.25% 2/1/33	1,200,000	1,110,312
5.25% 12/1/33	35,000	32,558
5.25% 3/1/38	11,900,000	10,841,614
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	125,000	130,665
5.5% 8/1/27	3,200,000	3,177,536
5.5% 8/1/29	4,300,000	4,231,673
5.5% 4/1/30	5,000	4,895
5.5% 11/1/33	2,300,000	2,215,383
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,200,000	2,024,660
California Infrastructure & Econ. Dev. Bank Rev.:
(Clean Wtr. State Revolving Fund Proj.) Series 2002, 5% 10/1/15	2,160,000	2,251,584
(Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (d)	5,000,000	5,000,000
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,084,680
(Office of Emergency Services Proj.) Series 2007 A, 5% 3/1/22 (FGIC Insured)	1,000,000	942,650
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19	$ 2,000,000	$ 2,045,320
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	960,280
Series 2005 H, 5% 6/1/18	1,000,000	1,000,520
Series 2005 K, 5% 11/1/16	1,300,000	1,329,211
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	1,000,000	950,080
California Statewide Communities Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	300,000	290,736
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	4,511,256
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2007 A, 5% 6/1/32 (FSA Insured)	2,300,000	2,131,985
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (MBIA Insured)	200,000	161,002
Series 1999:
5% 1/15/16 (MBIA Insured)	200,000	198,200
5.75% 1/15/40	300,000	239,400
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	1,000,000	1,120,570
Series 2005 A, 5% 6/1/45	4,200,000	2,992,038
Series 2007 A1, 5% 6/1/33	400,000	253,212
Series A, 5% 6/1/45 (FGIC Insured)	1,000,000	713,660
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr.) Series 2008 A, 8.25% 12/1/38 (c)	3,100,000	3,099,690
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2005 A1, 5% 7/1/35	1,300,000	1,179,737
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41 (MBIA Insured)	500,000	457,570
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,098,587
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (MBIA Insured)	1,500,000	1,317,315
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,172,340
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Merced Union High School District Series A, 0% 8/1/21 (FGIC Insured)	$ 1,455,000	$ 691,983
Monterey County Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	978,790
Northern California Power Agency Rev. (Hydroelectric Number One Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,587,630
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	906,750
Port of Oakland Rev. Series C, 5% 11/1/17 (MBIA Insured)	3,000,000	3,085,290
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	4,500,000	3,456,945
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	1,829,985
San Jose Int'l. Arpt. Rev. Series B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,097,404
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.) Series C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	8,983,700
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	607,665
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	8,300,000	8,240,904
Univ. of California Revs. Series K, 5% 5/15/18 (MBIA Insured)	2,000,000	2,051,660
Washington Township Health Care District Rev. Series A, 5% 7/1/16	535,000	500,846
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	444,070
		145,040,194
Colorado - 1.5%
Adams & Arapahoe Counties Joint School District #28J Aurora Series A, 5.125% 12/1/21 (FSA Insured)	1,300,000	1,319,942
Broomfield Coliseum City & County Ctfs. of Prtn. Series 1999, 6% 12/1/29 (AMBAC Insured)	1,750,000	1,778,945
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (MBIA Insured)	1,000,000	988,280
Colorado Health Facilities Auth. Rev.:
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,057,352
(Volunteers of America Care Proj.) Series A:
5% 7/1/09	585,000	577,062
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Volunteers of America Care Proj.) Series A:
5% 7/1/13	$ 710,000	$ 634,307
5.3% 7/1/37	300,000	186,735
Series 2001, 6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	2,000,000	2,219,420
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	1,800,000	1,584,648
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,300,000	1,120,600
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/09	1,220,000	1,209,191
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (MBIA Insured)	1,400,000	676,312
Series B, 0% 9/1/13 (MBIA Insured)	1,415,000	1,126,227
Mesa County Residual Rev. Series 1992, 0% 12/1/11 (Escrowed to Maturity) (e)	2,275,000	2,057,351
		17,536,372
District Of Columbia - 0.7%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,597,208
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	1,000,000	865,340
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (MBIA Insured)	200,000	204,308
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,573,455
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (FGIC Insured)	4,700,000	4,370,389
		8,610,700
Florida - 4.0%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	908,190
Broward County School Board Ctfs. of Prtn.:
Series A, 5% 7/1/16 (FGIC Insured)	1,000,000	998,050
Series B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,195,800
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	452,260
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Lottery Rev. Series B, 5% 7/1/20 (FGIC Insured)	$ 1,965,000	$ 1,900,823
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	100,000	92,482
Series 2008 A, 5.375% 7/1/26	5,675,000	5,680,902
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	2,355,000	1,575,848
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,100,000	976,811
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	1,500,000	1,448,760
Series 2005 I, 5%, tender 11/16/09 (d)	1,000,000	1,015,850
Series A:
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (d)(e)	305,000	323,138
5.125% 11/15/16	495,000	479,358
Series G:
5% 11/15/16	95,000	91,998
5% 11/15/16 (Escrowed to Maturity) (e)	5,000	5,274
5.125% 11/15/18 (d)	965,000	910,159
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (e)	35,000	37,211
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series B:
5% 11/15/30	970,000	892,322
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (e)	130,000	137,731
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/16	1,630,000	1,519,828
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	999,330
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,700,000	1,506,642
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,650,000	1,358,495
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,364,790
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series A, 4.55%, tender 8/1/13 (MBIA Insured) (d)	1,000,000	977,030
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,422,360
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	$ 6,000,000	$ 5,964,600
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	1,700,000	1,358,827
5.75% 10/1/43	1,000,000	781,880
Orange County Sales Tax Rev. Series B, 5% 1/1/25 (FGIC Insured)	2,200,000	2,098,712
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,603,754
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series B, 5.35%, tender 5/1/18 (AMBAC Insured) (d)	2,300,000	2,131,686
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/16 (MBIA Insured)	200,000	205,454
		46,416,355
Georgia - 2.2%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (MBIA Insured) (d)	6,000,000	5,999,760
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,040,420
Atlanta Wtr. & Wastewtr. Rev. Series 2004:
5% 11/1/37 (FSA Insured)	1,700,000	1,487,670
5% 11/1/43 (FSA Insured)	1,280,000	1,102,195
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,500,000	1,425,285
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	4,120,000	2,074,049
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5.5% 9/15/22	2,000,000	1,577,100
5.5% 9/15/23	5,000,000	3,891,900
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,024,760
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,595,000	802,939
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	839,220
		25,265,298
Municipal Bonds - continued
	Principal Amount	Value
Idaho - 0.5%
Idaho Health Facilities Auth. Rev. (Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (c)	$ 5,500,000	$ 5,350,510
Illinois - 8.8%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (FGIC Insured)	1,065,000	554,194
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (FGIC Insured)	4,300,000	2,867,584
0% 1/1/26 (FGIC Insured)	16,330,000	5,893,334
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,830,000	1,636,862
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000,000	1,043,410
5.25% 1/1/29 (FSA Insured)	210,000	204,635
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	990,000	1,074,437
5.25% 1/1/33 (MBIA Insured)	130,000	121,239
Chicago Motor Fuel Tax Rev.:
Series 1993, 6.125% 1/1/09 (AMBAC Insured)	1,000,000	1,005,900
Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	1,802,220
Chicago O'Hare Int'l. Arpt. Rev. Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,219,404
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured)	1,000,000	957,150
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33 (FSA Insured)	2,000,000	1,935,140
Coles, Cumberland, Moultrie & Shelby Counties Cmnty. Unit School District #2, Mattoon Series 2001, 5.35% 2/1/19 (Pre-Refunded to 2/1/11 @ 100) (e)	1,495,000	1,582,114
Cook County Gen. Oblig.:
Series B:
5% 11/15/18 (MBIA Insured)	1,000,000	1,021,110
5.25% 11/15/26 (MBIA Insured)	300,000	298,266
Series C, 5% 11/15/25 (AMBAC Insured)	500,000	478,975
DuPage County Cmnty. High School District #108, Lake Park Series 2002, 5.6% 1/1/20 (FSA Insured)	3,175,000	3,277,902
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (FGIC Insured)	1,400,000	1,382,472
Series A, 5.5% 5/1/15 (FGIC Insured)	1,000,000	1,074,930
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	3,400,000	1,545,096
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (MBIA Insured)	1,000,000	1,071,930
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	$ 500,000	$ 458,620
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	1,918,992
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	2,000,000	1,527,580
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,358,640
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	2,600,000	2,331,420
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,500,000	1,340,535
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	984,435
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	2,362,052
(Rush Univ. Med. Ctr. Proj.) Series B, 5.75% 11/1/28 (MBIA Insured)	3,500,000	3,091,725
Illinois Gen. Oblig.:
First Series:
5.375% 7/1/11 (MBIA Insured)	1,500,000	1,588,650
5.5% 4/1/17 (MBIA Insured)	400,000	406,736
5.5% 4/1/25 (MBIA Insured)	1,000,000	1,004,230
5.6% 4/1/21 (MBIA Insured)	400,000	404,064
Series 2006, 5.5% 1/1/31	1,000,000	1,021,870
Series A, 5% 3/1/34	5,000,000	4,606,750
Illinois Health Facilities Auth. Rev.:
(Delnor Hosp. Proj.) Series D, 5.25% 5/15/32 (FSA Insured)	2,000,000	1,779,500
(Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,692,548
Illinois Muni. Elec. Agcy. Pwr. Supply Series A:
5% 2/1/35 (FGIC Insured)	4,000,000	3,363,200
5.25% 2/1/20 (FGIC Insured)	3,360,000	3,314,875
Illinois Sales Tax Rev.:
First Series:
5.5% 6/15/15	1,200,000	1,245,960
6% 6/15/20	300,000	308,313
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	2,789,040
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	654,610
Joliet School District #86 Gen. Oblig. Cap. Appreciation Series 2002, 0% 11/1/19 (FSA Insured)	2,260,000	1,261,080
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (FGIC Insured)	$ 5,025,000	$ 2,282,657
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	629,900
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	900,000	1,014,291
Lake County Forest Preservation District Series 2007 A, 2.239% 12/15/13 (d)	950,000	807,500
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,020,230
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,056,000
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	1,400,000	1,367,674
Series A:
0% 6/15/15 (FGIC Insured)	5,250,000	3,851,715
0% 6/15/16 (FGIC Insured)	1,000,000	690,780
0% 12/15/16 (MBIA Insured) (c)	3,155,000	2,128,773
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (e)	5,000,000	4,793,900
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	974,045
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (FGIC Insured)	2,400,000	2,211,192
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/20 (MBIA Insured)	2,015,000	1,087,637
Will County Cmnty. Unit School District #201 Series 2004:
0% 11/1/17 (FGIC Insured)	1,190,000	710,918
0% 11/1/23 (FGIC Insured)	2,170,000	800,795
Will County Cmnty. Unit School District #365 Series 2002, 0% 11/1/18 (FSA Insured)	1,830,000	1,069,525
Winnebago County School District No. 122 Harlem-Loves Park Rev. Series 1998, 0% 1/1/15 (FSA Insured)	2,880,000	2,184,653
		102,545,914
Indiana - 2.7%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (MBIA Insured)	2,875,000	3,029,503
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	992,940
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Clark Pleasant Cmnty. School Bldg. Corp. Series 2001, 5.5% 7/15/16 (Pre-Refunded to 1/15/12 @ 100) (e)	$ 25,000	$ 26,873
Crown Point Multi-School Bldg. Corp. Series 2005, 5% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (e)	1,225,000	1,317,096
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,514,234
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,484,351
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (MBIA Insured)	1,000,000	1,019,120
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,100,000	3,326,734
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (d)	1,000,000	1,002,140
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/09	1,175,000	1,184,001
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Sisters of St. Francis Health Services, Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,411,472
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A3, 5%, tender 7/1/11 (d)	2,400,000	2,445,816
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	653,760
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	1,000,000	1,010,790
Series A, 5.5% 1/1/16 (MBIA Insured)	1,005,000	1,080,465
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (MBIA Insured)	1,000,000	971,200
Muncie School Bldg. Corp. Series 2005, 5.25% 1/10/13 (MBIA Insured)	1,630,000	1,736,700
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	3,000,000	2,656,830
Portage Township Multi-School Bldg. Corp. Series 2005, 5.25% 7/15/26 (Pre-Refunded to 7/15/15 @ 100) (e)	1,000,000	1,086,790
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	500,000	511,890
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (MBIA Insured)	700,000	703,143
		31,165,848
Municipal Bonds - continued
	Principal Amount	Value
Iowa - 0.3%
Coralville Urban Renewal Rev. Series C, 5% 6/1/47	$ 850,000	$ 670,140
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	2,800,000	2,940,616
		3,610,756
Kansas - 0.3%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	642,727
(Stormont-Vail Healthcare, Inc. Proj.) Series L, 5.125% 11/15/32 (MBIA Insured)	1,620,000	1,434,542
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series 1998 C, 5.25% 12/1/09 (MBIA Insured)	225,000	227,275
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	520,000	513,568
5.25% 7/1/15	200,000	195,510
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	968,950
		3,982,572
Kentucky - 0.6%
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	5,000,000	4,387,250
Kentucky State Property & Buildings Commission Rev. (#71 Proj.) 5.5% 8/1/09	750,000	769,298
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	1,600,000	1,344,480
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	500,000	446,235
		6,947,263
Louisiana - 0.8%
Louisiana Military Dept. Custody Receipts 5% 8/1/12	575,000	597,586
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007:
5% 7/1/18 (CIFG North America Insured)	900,000	850,725
5% 7/1/22 (CIFG North America Insured)	630,000	558,596
(Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,500,000	1,352,505
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.: - continued
(Nineteenth Judicial District Court Proj.) Series 2007:
5.5% 6/1/41 (FGIC Insured)	$ 4,770,000	$ 4,269,102
New Orleans Gen. Oblig. Series 2005, 5.25% 12/1/23 (MBIA Insured)	1,000,000	919,400
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	825,000	694,592
		9,242,506
Maine - 0.6%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (e)	2,725,000	2,869,616
Series 2004, 5.25% 7/1/30 (FSA Insured)	1,000,000	953,910
Series 2007:
5.25% 7/1/24 (AMBAC Insured)	1,675,000	1,666,039
5.25% 7/1/37 (AMBAC Insured)	1,400,000	1,303,988
		6,793,553
Maryland - 1.0%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	1,950,000	1,532,934
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	789,190
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (d)	1,400,000	1,421,000
(Univ. of Maryland Med. Sys. Proj.):
Series 2005, 5% 7/1/31 (AMBAC Insured)	1,500,000	1,289,265
Series 2008 F, 5% 7/1/17	1,600,000	1,482,832
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	1,000,000	879,390
6% 1/1/38	4,200,000	3,290,952
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	791,494
		11,477,057
Massachusetts - 3.9%
Massachusetts Fed. Hwy.:
Series 1998 A, 5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (e)	2,610,000	2,644,870
Series 2000 A, 5.75% 6/15/13	1,000,000	1,046,190
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.:
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (e)	$ 1,100,000	$ 1,162,997
Series 2006 E, 5% 11/1/23 (Pre-Refunded to 11/1/16 @ 100) (e)	3,600,000	3,859,344
Series 2007 A, 3.37% 5/1/37 (d)	2,000,000	1,200,020
Series 2007 C:
5% 8/1/32	6,500,000	6,120,725
5% 8/1/37	5,100,000	4,668,081
5.25% 8/1/24 (FSA Insured)	2,300,000	2,330,360
Series D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	1,100,000	1,173,777
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35	1,900,000	1,530,982
5% 8/15/23	3,000,000	2,993,550
5% 8/15/24	5,000,000	4,945,850
5% 8/15/30	2,500,000	2,394,250
5% 8/15/37	1,900,000	1,722,825
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series A, 5% 1/1/37 (MBIA Insured)	7,200,000	5,972,760
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (MBIA Insured)	2,040,000	2,017,132
		45,783,713
Michigan - 3.4%
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	1,400,000	1,481,144
Detroit City School District Series 1998 B, 5.375% 5/1/15 (Pre-Refunded to 5/1/09 @ 101) (e)	25,000	25,712
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	1,600,000	1,614,016
Series B, 5% 7/1/36 (FGIC Insured)	2,300,000	1,955,667
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/15 (MBIA Insured)	1,000,000	1,051,470
Series A, 5% 7/1/34 (MBIA Insured)	2,100,000	1,804,614
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,624,492
DeWitt Pub. Schools Series 2008, 5% 5/1/13 (MBIA Insured)	1,415,000	1,491,028
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (MBIA Insured)	1,395,000	1,398,474
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Fowlerville Cmnty. School District Series 2004, 5.25% 5/1/16 (FGIC Insured)	$ 1,100,000	$ 1,139,721
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,200,000	1,221,936
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	1,000,000	918,200
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,364,160
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	3,683,798
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	1,769,620
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,372,986
(Trinity Health Sys. Proj.) Series A, 6.5% 12/1/33 (c)	3,500,000	3,448,725
Michigan Muni. Bond Auth. Rev. (Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,055,440
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	1,000,000	728,990
Portage Pub. Schools Series 2008:
5% 5/1/16 (FSA Insured)	1,700,000	1,802,289
5% 5/1/23 (FSA Insured)	5,275,000	5,248,098
South Redford School District Series 2005, 5% 5/1/22 (MBIA Insured)	1,575,000	1,538,759
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,013,260
		39,752,599
Minnesota - 1.3%
Maple Grove Health Care Sys. Rev. Series 2007, 5.25% 5/1/28	1,000,000	806,650
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22 (AMBAC Insured)	8,845,000	8,322,261
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,209,141
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series 2008 C, 5.5% 7/1/17	1,225,000	1,162,378
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	682,800
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	$ 700,000	$ 560,938
Spring Lake Park Independent School District #16 Series 2006 A, 5% 2/1/29 (FSA Insured)	1,000,000	976,290
		14,720,458
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/11	1,050,000	1,079,390
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,425,510
		2,504,900
Missouri - 1.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Missouri Hosp. Proj.) Series 2007, 5% 6/1/10	1,050,000	1,044,330
Missouri Envir. Impt. & Energy Resources Auth. Poll. Cont. Rev. (Associated Elec. Coop., Inc. Proj.) Series 2008, 4.375%, tender 3/1/11 (d)	5,000,000	5,025,500
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,012,800
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.) Series 2007 A, 5% 1/15/37	1,200,000	1,129,152
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2008 C4, 3.5%, tender 11/15/09 (d)	5,000,000	5,033,150
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (e)	500,000	532,670
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	500,000	511,645
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	846,818
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	804,704
		15,940,769
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (d)	700,000	701,225
Nebraska - 1.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 2.383% 12/1/17 (d)	1,000,000	595,780
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - continued
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	$ 1,915,000	$ 1,763,409
Douglas County Hosp. Auth. #3 Health Facilities Rev. (Nebraska Methodist Health Sys. Proj.) Series 2008, 5.75% 11/1/48	4,000,000	3,093,920
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/19 (FSA Insured)	5,000,000	5,119,650
Omaha Gen. Oblig. Series 2000, 5.75% 12/1/14 (Pre-Refunded to 12/1/10 @ 101) (e)	380,000	408,952
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	1,500,000	1,375,920
5% 2/1/46	2,000,000	1,769,100
		14,126,731
Nevada - 1.1%
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	1,000,000	1,049,600
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (e)	250,000	264,048
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	1,000,000	1,058,670
Clark County Wtr. Reclamation District 5.625% 7/1/32 (c)	10,730,000	10,584,179
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (MBIA Insured)	500,000	517,175
		13,473,672
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Obligated Group Proj.) Series 2002, 5.5% 8/1/27 (FSA Insured)	1,000,000	974,810
New Jersey - 0.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	600,000	636,360
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2005 O:
5.125% 3/1/28	600,000	573,384
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,010,100
5.25% 3/1/23	1,000,000	992,970
5.25% 3/1/25	800,000	785,328
5.25% 3/1/26	600,000	585,954
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (e)	$ 1,430,000	$ 1,559,773
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	398,008
		6,541,877
New York - 10.6%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	600,000	629,184
5.75% 5/1/21 (FSA Insured)	500,000	507,080
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,400,000	1,470,392
5.75% 5/1/24 (FSA Insured)	2,225,000	2,245,782
5.75% 5/1/26 (FSA Insured)	525,000	527,935
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	1,500,000	1,222,785
5% 2/15/47 (FGIC Insured)	1,700,000	1,434,188
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	889,340
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19	800,000	814,832
Series 2005 F1, 5.25% 9/1/14	700,000	732,788
Series 2005 G:
5% 8/1/15	2,800,000	2,882,068
5.625% 8/1/13 (MBIA Insured)	2,000,000	2,099,640
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,113,518
Series 2008 D1, 5.125% 12/1/23	1,000,000	971,840
Series F-1, 5% 9/1/25	3,000,000	2,806,650
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	952,750
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31 (FGIC Insured)	1,000,000	883,590
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	200,000	188,702
Series 2003 E, 5% 6/15/34	1,200,000	1,112,016
Series 2005 D:
5% 6/15/37	300,000	274,206
5% 6/15/38	2,500,000	2,279,350
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series A, 5.75% 6/15/40	$ 5,000,000	$ 4,978,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S2, 6% 7/15/38	13,000,000	12,874,012
New York City Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	911,640
Series A:
5.5% 11/1/26 (b)	6,045,000	6,322,284
6% 11/1/28 (b)	3,000,000	3,179,580
Series B:
5% 8/1/32	4,200,000	3,911,460
5.25% 2/1/29 (b)	1,730,000	1,784,755
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	1,000,000	1,060,060
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	2,000,000	1,725,160
Series 2007 A, 5% 7/1/14	1,000,000	904,340
Series 2007 B, 5.25% 7/1/24	400,000	307,160
New York Metropolitan Trans. Auth. Rev.:
Series 2005 B, 5% 11/15/35 (MBIA Insured)	1,100,000	969,628
Series 2008 A, 5.25% 11/15/36	4,600,000	4,071,644
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,002,500
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27	1,000,000	999,930
Series 2007 H:
5% 1/1/25	4,000,000	3,870,560
5% 1/1/26	2,500,000	2,407,825
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,012,540
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	895,000	947,653
Tobacco Settlement Fing. Corp.:
Series A1:
5.5% 6/1/14	1,360,000	1,366,936
5.5% 6/1/15	1,900,000	1,920,691
5.5% 6/1/16	3,200,000	3,226,656
5.5% 6/1/17	9,200,000	9,282,892
Series C1:
5.5% 6/1/14	300,000	301,530
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/15	$ 1,085,000	$ 1,096,816
5.5% 6/1/17	6,650,000	6,709,917
5.5% 6/1/18	8,030,000	8,078,662
5.5% 6/1/19	1,100,000	1,101,265
5.5% 6/1/20 (FGIC Insured)	1,000,000	1,017,720
5.5% 6/1/21	4,060,000	3,998,369
5.5% 6/1/22	1,100,000	1,075,294
Triborough Bridge & Tunnel Auth. Revs. (Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (MBIA Insured)	3,440,000	3,541,274
		123,997,389
North Carolina - 0.9%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) Series 2004, 5.25% 6/1/19 (MBIA Insured)	1,800,000	1,847,088
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	1,000,000	1,005,940
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,116,338
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,197,276
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	185,000	174,492
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 D, 5.375% 1/1/10	695,000	703,688
Series A, 5.5% 1/1/11	600,000	617,376
Series B, 6.125% 1/1/09	210,000	210,846
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	942,070
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) Series 2007 A, 5.75% 10/1/37	1,000,000	731,260
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,482,120
		10,028,494
North Dakota - 0.6%
Cass County Health Care Facilities Rev. Series D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000,000	4,319,550
Municipal Bonds - continued
	Principal Amount	Value
North Dakota - continued
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	$ 1,675,000	$ 1,731,732
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	848,571
		6,899,853
Ohio - 1.7%
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	4,700,000	4,432,523
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000,000	1,343,440
5.875% 6/1/47	2,700,000	1,713,177
6.5% 6/1/47	2,900,000	1,997,056
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (FGIC Insured)	1,090,000	1,148,184
5.25% 11/15/19 (FGIC Insured)	1,050,000	1,095,560
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	1,976,575
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (d)	1,600,000	1,591,920
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,700,000	1,452,276
5.375% 1/1/38	1,500,000	1,277,910
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	35,000	36,493
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,500,000	2,001,425
		20,066,539
Oklahoma - 0.7%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (FGIC Insured)	1,000,000	1,006,790
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	2,400,000	2,129,832
5.5% 8/15/20	2,000,000	1,967,520
5.5% 8/15/22	2,400,000	2,332,104
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,185,901
		8,622,147
Municipal Bonds - continued
	Principal Amount	Value
Oregon - 0.1%
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (FGIC Insured)	$ 1,000,000	$ 1,071,630
Pennsylvania - 1.5%
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,400,000	2,423,976
Series B, 5% 6/15/15	2,000,000	1,999,900
Annville-Cleona School District Series 2005, 5.5% 3/1/21 (FSA Insured)	1,200,000	1,247,244
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	984,300
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,003,180
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	500,000	570,905
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	458,580
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	1,000,000	1,000,470
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	488,755
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	530,694
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	1,731,513
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,315,575
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	287,163
Series B, 5% 4/1/11 (AMBAC Insured)	1,000,000	1,038,270
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (FGIC Insured)	2,500,000	1,239,000
		17,319,525
Puerto Rico - 0.6%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/11	1,400,000	1,417,248
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,500,000	1,511,475
Puerto Rico Muni. Fin. Agcy. Series 2005 A, 5% 8/1/11	1,000,000	1,011,400
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	800,000	768,224
5.75%, tender 7/1/17 (d)	1,500,000	1,448,640
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev.: - continued
Series N, 5.5% 7/1/22	$ 1,300,000	$ 1,183,923
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	2,400,000	253,464
		7,594,374
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,037,160
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,434,069
		2,471,229
South Carolina - 1.2%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. Series 2002, 5.5% 7/15/17 (FSA Insured)	1,790,000	1,870,622
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,634,368
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	993,330
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	963,120
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,047,280
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	1,883,647
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,527,908
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,153,055
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,600,000	1,561,232
		14,634,562
Tennessee - 1.0%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/13	1,000,000	896,490
5% 12/15/15	2,525,000	2,184,125
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (Escrowed to Maturity) (e)	2,125,000	2,202,924
6.25% 7/1/13 (Escrowed to Maturity) (e)	2,255,000	2,352,574
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	$ 1,500,000	$ 1,241,160
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	2,000,000	1,704,080
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,430,788
		12,012,141
Texas - 15.0%
Abilene Independent School District Series 2005, 5% 2/15/13	2,145,000	2,269,946
Alamo Cmnty. College District Series 2007, 5% 8/15/18 (FGIC Insured)	1,750,000	1,797,425
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	2,400,000	2,355,528
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,559,490
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	758,590
Austin Elec. Util. Sys. Rev. Series 2001, 7.25% 11/15/10 (FSA Insured)	1,000,000	1,086,500
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,075,140
Austin Util. Sys. Rev. 0% 5/15/10 (MBIA Insured)	7,970,000	7,544,880
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,000,000	954,610
5.25% 2/15/42	3,255,000	3,078,970
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,645,663
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,248,561
5.375% 5/1/19 (FSA Insured)	215,000	220,313
Birdville Independent School District 0% 2/15/11	3,665,000	3,401,706
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,275,000	1,234,328
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	997,250
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,651,279
Comal Independent School District Series 1996, 0% 2/1/16	2,235,000	1,593,332
Cotulla Independent School District Series 2007, 5.25% 2/15/37	4,170,000	3,980,724
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Crowley Independent School District Series 2006, 5.25% 8/1/33	$ 500,000	$ 485,140
Cypress-Fairbanks Independent School District Series A, 0% 2/15/14	3,200,000	2,538,016
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	3,000,000	2,819,010
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,000,000	1,011,340
East Central Independent School District Series 2002, 5.625% 8/15/17 (f)	1,035,000	1,083,376
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	954,280
Garland Independent School District Series 2001, 5.5% 2/15/19	515,000	521,159
Granbury Independent School District 0% 8/1/19	1,000,000	570,810
Harris County Gen. Oblig. (Road Proj.):
Series 1995 A, 0% 8/15/09 (MBIA Insured)	6,200,000	6,099,126
Series 1996, 0% 10/1/13 (MBIA Insured)	2,000,000	1,624,840
Series 2008 B, 5.25% 8/15/47	9,500,000	8,309,365
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2002, 5.75% 2/15/20 (Pre-Refunded to 8/15/12 @ 100) (e)	1,235,000	1,342,951
Houston Arpt. Sys. Rev. Series B, 5.5% 7/1/19 (Pre-Refunded to 7/1/10 @ 100) (e)	1,500,000	1,572,975
Houston Independent School District Series A, 0% 8/15/11	6,400,000	5,819,904
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	3,100,000	3,184,289
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	585,000
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	975,000
Lewisville Independent School District 0% 8/15/18	1,025,000	627,628
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	956,670
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,100,000	1,042,547
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33 (AMBAC Insured)	600,000	546,006
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	1,260,000	1,318,577
Lufkin Independent School District Series 2008, 5% 8/15/38	1,000,000	908,710
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (FGIC Insured)	$ 1,300,000	$ 1,233,726
Mansfield Independent School District 5.5% 2/15/17	15,000	15,558
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (d)	3,000,000	2,988,840
McAllen Independent School District Series 2005:
5% 2/15/15	2,000,000	2,116,780
5% 2/15/16	2,610,000	2,738,699
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,175,429
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	7,220,000	6,892,284
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,184,096
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (MBIA Insured)	2,000,000	2,059,880
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	1,000,000	881,680
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	916,720
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000,000	1,052,920
North Texas Tollway Auth. Rev.:
Series 2008 A:
6% 1/1/24	1,000,000	1,002,700
6% 1/1/25	6,000,000	5,993,280
Series 2008 E3, 5.75%, tender 1/1/16 (d)	5,000,000	5,025,750
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,058,879
Northside Independent School District Series 2007 A, 3.78%, tender 6/1/09 (d)	4,000,000	4,040,480
Northwest Texas Independent School District Series 2006, 5% 2/15/15	1,145,000	1,211,857
Odessa Wtr. & Swr. Rev. Series 2001, 5.5% 4/1/11 (FSA Insured)	750,000	794,438
Pflugerville Gen. Oblig. Series 2003 A, 5% 8/1/33 (FGIC Insured)	2,010,000	1,814,970
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	390,480
Series 2007, 5.375% 8/15/33	2,400,000	2,400,624
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (e)	$ 200,000	$ 210,824
Rockdale Independent School District Series 2007, 5.25% 2/15/37	800,000	763,688
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (d)	3,120,000	2,761,855
San Antonio Elec. & Gas Sys. Rev.:
Series 2002, 5.375% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (e)	3,000,000	3,178,200
Series B, 0% 2/1/10 (Escrowed to Maturity) (e)	5,000,000	4,846,650
San Marcos Consolidated Independent School District Series 2005, 5% 8/1/13	1,090,000	1,157,340
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,225,664
Socorro Independent School District Series 2001, 5.375% 8/15/18	60,000	61,954
Spring Independent School District Series 2008 A, 5% 8/15/17	1,000,000	1,046,940
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	929,760
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	4,459,095
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2000 B, ARS 1.2%, tender 11/7/08 (FSA Insured) (d)	400,000	384,000
Texas Gen. Oblig. 0% 10/1/13	1,000,000	818,290
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (MBIA Insured)	2,340,000	1,689,714
0% 9/1/16 (Escrowed to Maturity) (e)	15,000	10,721
0% 9/1/16 (MBIA Insured)	5,045,000	3,420,560
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000,000	2,107,900
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39 (AMBAC Insured)	1,875,000	1,741,425
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,172,803
Texas Wtr. Dev. Board Rev. Series B, 5.375% 7/15/16	1,000,000	1,019,570
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (e)	1,000,000	1,095,100
Waller Independent School District 5.5% 2/15/33	5,100,000	5,147,481
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Weatherford Independent School District 0% 2/15/23 (Pre-Refunded to 2/15/10 @ 42.135) (e)	$ 1,500,000	$ 612,060
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,150,000	1,163,869
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	5,000	5,121
Willis Independent School District Series 2005, 5% 2/15/13	1,040,000	1,100,580
		175,472,188
Utah - 0.5%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,207,368
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,284,853
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,585,000	1,534,058
		6,026,279
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	200,000	200,156
6.125% 12/1/27 (AMBAC Insured)	300,000	292,257
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	3,771,066
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	851,990
		5,115,469
Washington - 3.8%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (MBIA Insured)	1,200,000	336,696
Clark County Pub. Util. District #1 Elec. Rev. Series A, 5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (e)	1,570,000	1,698,081
Energy Northwest Elec. Rev. (#1 Proj.) Series 2002 B, 6% 7/1/17	2,000,000	2,097,200
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (FGIC Insured)	1,095,000	1,103,585
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	2,778,870
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	1,000,000	943,570
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
King County Gen. Oblig.: - continued
(Swr. Proj.) Series 2005, 5% 1/1/26 (FGIC Insured)	$ 4,115,000	$ 3,985,748
King County School District #401 Highline Pub. Schools Series 2002, 5.5% 12/1/17 (FGIC Insured)	3,000,000	3,113,910
King County Swr. Rev. Series 2008, 5.75% 1/1/43	7,700,000	7,676,438
Univ. of Washington Univ. Revs. 5% 12/1/09	2,625,000	2,710,365
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	1,000,000	1,026,970
5.25% 1/1/26 (FSA Insured)	500,000	499,405
Series B, 5% 7/1/28	1,000,000	969,510
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	2,417,250
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	3,000,000	2,613,720
(MultiCare Health Sys. Proj.) Series 2007 B, 5.5% 8/15/38 (FSA Insured)	5,000,000	4,680,750
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	1,750,000	1,825,653
Series 2006 D, 5.25% 10/1/33	2,000,000	1,863,360
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12 (FSA Insured)	1,000,000	1,069,580
Yakima County Gen. Oblig. Series 2002, 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,035,860
		44,446,521
West Virginia - 0.3%
West Virginia Higher Ed. Policy Commission Rev. Series B, 5% 4/1/34 (FGIC Insured)	2,020,000	1,764,187
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,031,225
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	909,920
		3,705,332
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp. 6.375% 6/1/32	600,000	537,210
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	605,000	622,817
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,056,950
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	$ 500,000	$ 517,190
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	1,855,300
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	727,900
Series B, 6% 2/15/25	1,000,000	845,260
		6,162,627
Wyoming - 0.2%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (e)	1,700,000	1,836,697
TOTAL INVESTMENT PORTFOLIO - 93.3% (Cost $1,172,750,710)	1,091,002,618
NET OTHER ASSETS - 6.7%	78,674,011
NET ASSETS - 100%	$ 1,169,694,771
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,083,376 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District Series 2002, 5.625% 8/15/17	8/16/02	$ 1,140,280
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 40,801
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,091,020,760	$ -	$ 1,090,636,760	$ 384,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(7,800)
Cost of Purchases	391,800
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 384,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,172,766,007. Net unrealized depreciation aggregated $81,763,389, of which $3,124,408 related to appreciated investment securities and $84,887,797 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2008